Cover	9 Months Ended
Sep. 30, 2023
Cover [Abstract]
Entity Registrant Name	GameSquare Holdings, Inc.
Entity Central Index Key	0001714562
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--08-31
Document Period End Date	Sep. 30, 2023
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2023
Entity Ex Transition Period	false
Entity File Number	001-39389
Entity Address Address Line 1	6775 Cowboys Way
Entity Address Address Line 2	Ste. 1335
Entity Address City Or Town	Frisco
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75034